Contigencies (Details) - USD ($)	Sep. 24, 2024	Dec. 22, 2023
Contigencies [Line Items]
Settlement agreement amount	$ 1,000,000
Damages plus interest fees		$ 5,064,160
First Installment [Member]
Contigencies [Line Items]
Settlement agreement amount	250,000
Second Instalment [Member]
Contigencies [Line Items]
Settlement agreement amount	500,000
Final Instalment [Member]
Contigencies [Line Items]
Settlement agreement amount	250,000
First and Second Instalment [Member]
Contigencies [Line Items]
Settlement agreement amount	$ 750,000